Consolidated statement of changes in equity - AUD ($) $ in Millions	Total equity attributable to owners of WBC	Share capital	Reserves	Retained profits	NCI	Total
Balance at Sep. 30, 2021	$ 72,035	$ 40,995	$ 2,227	$ 28,813	$ 57	$ 72,092
Profit after income tax expense	3,280			3,280	4	3,284
Net other comprehensive income/(expense)	690		587	103	(1)	689
Total comprehensive income/(expense)	3,970		587	3,383	3	3,973
Transactions in capacity as equity holders
Dividends on ordinary shares	(2,201)			(2,201)		(2,201)
Other equity movements
Off-market share buy-back (net of transaction costs)	(3,502)	(1,901)		(1,601)		(3,502)
Share-based payment arrangements	60		60			60
Purchase of shares	(33)	(33)				(33)
Net acquisition of treasury shares	(45)	(45)				(45)
Other	(5)		27	(32)	(6)	(11)
Total contributions and distributions	(5,726)	(1,979)	87	(3,834)	(6)	(5,732)
Balance at Mar. 31, 2022	70,279	39,016	2,901	28,362	54	70,333
Profit after income tax expense	2,414			2,414	1	2,415
Net other comprehensive income/(expense)	(127)		(550)	423	1	(126)
Total comprehensive income/(expense)	2,287		(550)	2,837	2	2,289
Transactions in capacity as equity holders
Dividends on ordinary shares	(2,136)			(2,136)		(2,136)
Other equity movements
Off-market share buy-back (net of transaction costs)	(1)	(1)				(1)
Share-based payment arrangements	27		27			27
Net acquisition of treasury shares	(4)	(4)				(4)
Other					1	1
Total contributions and distributions	(2,114)	(5)	27	(2,136)	1	(2,113)
Balance at Sep. 30, 2022	70,452	39,011	2,378	29,063	57	70,509
Profit after income tax expense	4,001			4,001	4	4,005
Net other comprehensive income/(expense)	242		380	(138)		242
Total comprehensive income/(expense)	4,243		380	3,863	4	4,247
Transactions in capacity as equity holders
Dividends on ordinary shares	(2,240)			(2,240)		(2,240)
Dividend reinvestment plan	190	190				190
Other equity movements
Share-based payment arrangements	58		58			58
Purchase of shares	(32)	(32)				(32)
Net acquisition of treasury shares	(47)	(47)				(47)
Other					(17)	(17)
Total contributions and distributions	(2,071)	111	58	(2,240)	(17)	(2,088)
Balance at Mar. 31, 2023	$ 72,624	$ 39,122	$ 2,816	$ 30,686	$ 44	$ 72,668